COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Royalty rate	3.50%
Royalties, maximum percentage of grants received	100.00%
Payment received from OCS			$ 134	$ 118
Payment returned from OCS			134
Royalty expense	$ 33	$ 17	$ 42
Remaining contingent obligations	1,731
Accrued royalties to a third party	55
Line of Credit	17,442	17,744
Performance guarantees	$ 6,364	3,333
Ratio of total liabilities to tangible net worth	1
Restricted deposits	$ 2,842	$ 1,809
Infrastructure Projects [Member]
Restricted deposits	$ 2,640
Restricted deposits, average interest rate	7.00%